Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 27, 2014
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
361 Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - 361 MANAGED FUTURES STRATEGY FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The investment objective of the 361 Managed Futures Strategy Fund (the “Managed Futures Fund”) is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Futures Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Managed Futures Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 26 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Managed Futures Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Managed Futures Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Managed Futures Fund’s performance. During the fiscal year ended October 31, 2013, the Managed Futures Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Managed Futures Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Managed Futures Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Managed Futures Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Managed Futures Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In pursuing the Managed Futures Fund’s investment objective, the Advisor employs a set of quantitative models to make investment decisions. Using a combination of market inputs, these models systematically identify when to purchase and sell specific investments for the Fund. The Advisor uses these models for the purpose of seeking to achieve favorable returns for the Managed Futures Fund from short-term movements in various U.S. and foreign markets. The Advisor may also use other quantitative models that focus on longer term market trends rather than on identifying short-term purchase and sale opportunities. The Advisor may also base purchase and sale decisions for the Managed Futures Fund on its judgment regarding various market and economic factors rather than its quantitative models.

In pursuing its investment objective, the Managed Futures Fund will primarily seek to establish both long and short positions in futures contracts on various U.S. and foreign equity indices. However, the Advisor’s quantitative models will seek to identify periods during which the Fund should not enter into futures contracts. Accordingly, there will be significant periods of time during which the Fund will not hold any long or short futures positions. The Managed Futures Fund will be required to use a portion of its assets as margin for the Fund’s futures positions. The amount of margin will be based on the notional value of the futures contracts held by the Managed Futures Fund. Assets of the Managed Futures Fund not invested in futures or used as margin will generally be invested in liquid instruments, including principally shares of exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) that seek to provide exposure to various fixed income and equity indices. The Managed Futures Fund may hold such liquid instruments during periods when the Fund is already invested in futures positions to the extent dictated by its investment strategy, when the Fund is not invested in futures positions, or as needed to comply with current SEC guidance relating to asset coverage for derivatives investments held by investment companies. As a result, a substantial portion of the Managed Futures Fund’s portfolio will be invested in instruments other than futures contracts. While those other investments may contribute to the Managed Futures Fund’s performance, the Advisor expects that over time a majority of the Fund’s performance will be attributable to the Fund’s futures positions.

The Managed Futures Fund may also write put and call options and purchase put and call options on futures, securities indices and shares of ETFs. The Managed Futures Fund may purchase or write options in combination with each other (i.e., simultaneously writing call options and purchasing put options) to adjust the risk and return of its overall investment positions. Futures contracts and put and call options are among the types of instruments commonly referred to as derivatives.

The Managed Futures Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Managed Futures Fund is set forth below. Before you decide whether to invest in the Managed Futures Fund, carefully consider these risk factors associated with investing in the Managed Futures Fund, which may cause investors to lose money. There can be no assurance that the Managed Futures Fund will achieve its investment objective.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Managed Futures Fund may not correlate with the value of the underlying instrument or the Managed Futures Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include illiquidity risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Managed Futures Fund’s performance. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

ETF risk. Investing in an ETF will provide the Managed Futures Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Managed Futures Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Managed Futures Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETN risk. ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Leveraging risk. Certain Managed Futures Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Managed Futures Fund’s investments and make the Managed Futures Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Managed Futures Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Asset segregation risk. As a series of an investment company registered with the SEC, the Managed Futures Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of derivatives and short sales. The Managed Futures Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Managed Futures Fund’s investment in such investments) even if they are covered.

Futures risk. The Fund’s use of futures contracts (and related options) exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

Market risk. The market value of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions, throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Managed Futures Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Managed Futures Fund participate, or factors relating to specific companies in which the Managed Futures Fund invests.

Short sales risk. In connection with a short sale of a security or other instrument, the Managed Futures Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Managed Futures Fund replaces the security or other instrument borrowed to make the short sale, the Managed Futures Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Managed Futures Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Managed Futures Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and strategy risk. The value of your investment depends on the judgment of the Managed Futures Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Managed Futures Fund’s advisor in selecting investments for the Managed Futures Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-diversification risk. The Managed Futures Fund is classified as “non-diversified,” which means the Managed Futures Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Managed Futures Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Managed Futures Fund, carefully consider these risk factors associated with investing in the Managed Futures Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversification risk. The Managed Futures Fund is classified as “non-diversified,” which means the Managed Futures Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Managed Futures Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Managed Futures Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. The Managed Futures Fund’s past performance, before and after taxes, is not necessarily an indication of how the Managed Futures Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The bar chart shows the performance of the Managed Futures Fund’s Class I shares. Class A shares’ performance would be lower than the Managed Futures Fund’s Class I shares because of the higher expenses paid by Class A shares. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Managed Futures Fund’s website at www.361funds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Managed Futures Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.361funds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Managed Futures Fund’s past performance, before and after taxes, is not necessarily an indication of how the Managed Futures Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Class I
Highest Calendar Quarter Return at NAV	8.15%	Quarter Ended 06/30/12
Lowest Calendar Quarter Return at NAV	(1.69)%	Quarter Ended 12/31/13

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.69%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.

361 Managed Futures Strategy Fund | Citigroup 3-month T-Bill Index (Reflects No Deductions for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011
361 Managed Futures Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMFQX
Maximum sales charge (load) imposed on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst361_WireFee	20.00
Overnight check delivery fee	imst361_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.09%
All other expenses	rr_Component3OtherExpensesOverAssets	0.28%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%	[2],[3]
Fees and/or expenses recouped	imst361_WaiverRecoupment	0.02%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	798
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,260
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,746
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,080
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011
361 Managed Futures Strategy Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMFZX
Maximum sales charge (load) imposed on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst361_WireFee	20.00
Overnight check delivery fee	imst361_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.09%
All other expenses	rr_Component3OtherExpensesOverAssets	0.28%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%	[2],[3]
Fees and/or expenses recouped	imst361_WaiverRecoupment	0.02%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	212
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	651
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,115
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,402
2012	rr_AnnualReturn2012	11.47%
2013	rr_AnnualReturn2013	2.97%
1 Year	rr_AverageAnnualReturnYear01	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011
361 Managed Futures Strategy Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011
361 Managed Futures Strategy Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011
361 Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION - 361 LONG/SHORT EQUITY FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The investment objective of the 361 Long/Short Equity Fund (the “Long/Short Equity Fund”) is to seek to achieve long-term capital appreciation with moderate correlation to major equity market indices but with less volatility. The Fund also seeks to participate in rising markets and preserve capital in down markets.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Equity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Long/Short Equity Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 26 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Long/Short Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Long/Short Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Long/Short Equity Fund’s performance. During the fiscal year ended October 31, 2013, the Long/Short Equity Fund’s portfolio turnover rate was 828% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	828.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Long/Short Equity Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Long/Short Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Long/Short Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Long/Short Equity Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In pursuing its investment objectives, the Long/Short Equity Fund seeks to invest at least 80% of the value of its net assets (which include borrowings for investment purposes) in equity securities such as common stocks and shares of ETFs that are designed to provide the Fund with exposure to underlying equity securities, equity indices, and equity markets. The Long/Short Equity Fund employs a strategy that seeks to evaluate potential long and short investments in equity securities based on a proprietary quantitative methodology developed by the Advisor, which is designed to result in the Fund holding equity securities in sectors and industry groups that the Advisor believes are attractive on a relative basis. The Long/Short Equity Fund may also sell short equity securities or establish short positions with respect to various indices if the Advisor believes that those securities (whether by themselves or as represented in an index) are less attractive on a relative basis. The Long/Short Equity Fund may invest in equity securities of, or gain exposure to indices consisting of, U.S. and foreign issuers in all market capitalization ranges without limitation. The Advisor anticipates that, in general, the portfolio of the Long/Short Equity Fund will not be more than 100% long or short on a net basis. The Long/Short Equity Fund’s investment strategy involves active and frequent trading.

The Long/Short Equity Fund’s strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

The Long/Short Equity Fund may also invest from time to time in futures and options contracts on securities, securities indices and shares of ETFs. The Long/Short Equity Fund may also enter into options on futures contracts. The Long/Short Equity Fund may purchase or write options in combination with each other (i.e., simultaneously writing call options and purchasing put options) to adjust the risk and return of its overall investment positions. The Long/Short Equity Fund will not count its futures and options positions for purposes of determining whether it holds at least 80% of the value of its net assets (including investment-related borrowings) in equity securities.

The Long/Short Equity Fund may take temporary defensive positions when the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Long/Short Equity Fund’s investment objectives. When the Long/Short Equity Fund takes a temporary defensive position, the Long/Short Equity Fund may not achieve its investment objectives.

The Long/Short Equity Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Long/Short Equity Fund is set forth below. Before you decide whether to invest in the Long/Short Equity Fund, carefully consider these risk factors associated with investing in the Long/Short Equity Fund, which may cause investors to lose money. There can be no assurance that the Long/Short Equity Fund will achieve its investment objectives.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Long/Short Equity Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Long/Short Equity Fund participate, or factors relating to specific companies in which the Long/Short Equity Fund invests.

Short sales risk. In connection with a short sale of a security or other instrument, the Long/Short Equity Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Long/Short Equity Fund replaces the security or other instrument borrowed to make the short sale, the Long/Short Equity Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Long/Short Equity Fund and may not adequately protect against losses in or may result in greater losses for the Long/Short Equity Fund’s portfolio.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Long/Short Equity Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

ETF risk. Investing in an ETF will provide the Long/Short Equity Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Long/Short Equity Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Long/Short Equity Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETN risk. ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Derivatives risk. Derivatives include instruments and contracts that are based on, and valued in relation to, one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Long/Short Equity Fund may not correlate with the value of the underlying instrument or the Long/Short Equity Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include illiquidity risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Long/Short Equity Fund’s performance. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Leveraging risk. Certain Long/Short Equity Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Long/Short Equity Fund’s investments and make the Long/Short Equity Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Long/Short Equity Fund would otherwise have had, potentially resulting in the loss of all assets. The Long/Short Equity Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Asset segregation risk. As a series of an investment company registered with the SEC, the Long/Short Equity Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of derivatives and short sales. The Long/Short Equity Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Long/Short Equity Fund’s investment in such investments) even if they are covered.

Portfolio turnover risk. Active and frequent trading of the Long/Short Equity Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Long/Short Equity Fund’s performance. A high rate of portfolio turnover is 100% or more.

Management and strategy risk. The value of your investment depends on the judgment of the Long/Short Equity Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Long/Short Equity Fund’s advisor in selecting investments for the Long/Short Equity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-diversification risk. The Long/Short Equity Fund is classified as “non-diversified,” which means the Long/Short Equity Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Long/Short Equity Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Long/Short Equity Fund, carefully consider these risk factors associated with investing in the Long/Short Equity Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversification risk. The Long/Short Equity Fund is classified as “non-diversified,” which means the Long/Short Equity Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Long/Short Equity Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Long/Short Equity Fund by showing changes in the Long/Short Equity Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indices. The Long/Short Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Long/Short Equity Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The bar chart shows the performance of the Long/Short Equity Fund’s Class I shares. Class A shares’ performance would be lower than the Class I shares because of the higher expenses paid by Class A shares. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.361funds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Long/Short Equity Fund by showing changes in the Long/Short Equity Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indices.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.361funds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Long/Short Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Long/Short Equity Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Class I
Highest Calendar Quarter Return at NAV	4.86%	Quarter Ended 06/30/13
Lowest Calendar Quarter Return at NAV	(1.54)%	Quarter Ended 06/30/12

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.54%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.

361 Long/Short Equity Fund | HFRX Equity Hedge Index (Reflects No Deductions for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.14%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011
361 Long/Short Equity Fund | S&P 500 index (Reflects No Deductions for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	24.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011
361 Long/Short Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSQX
Maximum sales charge (load) imposed on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst361_WireFee	20.00
Overnight check delivery fee	imst361_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	1.35%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.04%
All other expenses	rr_Component3OtherExpensesOverAssets	12.36%
Other expenses	rr_OtherExpensesOverAssets	13.75%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	15.27%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.73%)	[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	3.54%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	911
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	3,539
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	5,655
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	9,313
1 Year	rr_AverageAnnualReturnYear01	3.18%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011
361 Long/Short Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSZX
Maximum sales charge (load) imposed on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst361_WireFee	20.00
Overnight check delivery fee	imst361_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	1.35%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.04%
All other expenses	rr_Component3OtherExpensesOverAssets	12.36%
Other expenses	rr_OtherExpensesOverAssets	13.75%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	15.02%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.73%)	[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	3.29%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	332
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	3,089
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	5,321
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 9,215
2012	rr_AnnualReturn2012	3.02%
2013	rr_AnnualReturn2013	9.79%
1 Year	rr_AverageAnnualReturnYear01	9.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011
361 Long/Short Equity Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011
361 Long/Short Equity Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011

[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Managed Futures Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Managed Futures Fund's Class A and Class I shares, respectively. This agreement is effective until February 28, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Managed Futures Fund expenses it reimbursed for a period of three years from the date of any such waiver or reimbursement.
[3]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[5]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Long/Short Equity Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.15% and 1.90% of the average daily net assets of the Long/Short Equity Fund's Class A and Class I shares, respectively. This agreement is effective until February 28, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Long/Short Equity Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.